Segmented information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Assets	$ 7,529	$ 8,257
Canada [Member]
Assets	6,090	7,226
Other [Member]
Assets	$ 1,439	$ 1,031